Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2015
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 6M15	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	11,472.2	4.5	4.5	0.0	0.0	0.0
Swaps	17,338.1	216.2	208.2	48.7	2.3	1.2
Options bought and sold (OTC)	3,069.5	47.3	45.9	0.0	0.0	0.0
Futures	1,854.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	366.1	0.1	0.1	0.0	0.0	0.0
Interest rate products	34,100.5	268.1	258.7	48.7	2.3	1.2
Forwards	1,772.9	17.1	18.2	12.4	0.0	0.1
Swaps	1,188.0	32.2	43.8	0.0	0.0	0.0
Options bought and sold (OTC)	791.2	14.0	14.6	9.7	0.1	0.0
Futures	21.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	10.1	0.1	0.2	0.0	0.0	0.0
Foreign exchange products	3,784.1	63.4	76.8	22.1	0.1	0.1
Forwards	2.5	0.2	0.0	0.0	0.0	0.0
Swaps	221.8	5.9	7.6	0.0	0.0	0.0
Options bought and sold (OTC)	231.6	10.0	9.1	0.0	0.0	0.0
Futures	48.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	295.7	12.7	13.9	0.0	0.0	0.0
Equity/index-related products	800.0	28.8	30.6	0.0	0.0	0.0
Credit derivatives [2]	1,115.0	21.2	20.8	0.0	0.0	0.0
Forwards	8.2	0.2	0.3	0.0	0.0	0.0
Swaps	23.6	2.8	2.3	0.0	0.0	0.0
Options bought and sold (OTC)	18.8	0.6	0.5	0.0	0.0	0.0
Futures	12.5	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.6	0.1	0.1	0.0	0.0	0.0
Other products [3]	64.7	3.7	3.2	0.0	0.0	0.0
Total derivative instruments	39,864.3	385.2	390.1	70.8	2.4	1.3
The notional amount, PRV and NRV (trading and hedging) was CHF 39,935.1 billion, CHF 387.6 billion and CHF 391.4 billion, respectively, as of June 30, 2015.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2014	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	11,940.2	5.3	5.6	0.0	0.0	0.0
Swaps	26,382.0	398.7	392.0	46.5	2.5	1.1
Options bought and sold (OTC)	3,582.9	66.2	63.8	0.0	0.0	0.0
Futures	1,528.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	589.1	0.2	0.1	0.0	0.0	0.0
Interest rate products	44,022.6	470.4	461.5	46.5	2.5	1.1
Forwards	2,133.5	32.2	33.4	14.2	0.0	0.3
Swaps	1,430.9	40.0	51.0	0.0	0.0	0.0
Options bought and sold (OTC)	1,008.4	17.2	17.7	9.5	0.0	0.1
Futures	23.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	7.9	0.1	0.2	0.0	0.0	0.0
Foreign exchange products	4,604.0	89.5	102.3	23.7	0.0	0.4
Forwards	4.2	0.7	0.1	0.0	0.0	0.0
Swaps	289.3	6.2	6.7	0.0	0.0	0.0
Options bought and sold (OTC)	237.7	11.1	10.4	0.0	0.0	0.0
Futures	46.4	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	370.9	12.7	14.3	0.0	0.0	0.0
Equity/index-related products	948.5	30.7	31.5	0.0	0.0	0.0
Credit derivatives [2]	1,287.5	27.0	26.2	0.0	0.0	0.0
Forwards	17.8	0.9	0.9	0.0	0.0	0.0
Swaps	44.4	6.7	6.6	0.0	0.0	0.0
Options bought and sold (OTC)	44.6	1.7	1.8	0.0	0.0	0.0
Futures	13.3	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.1	0.4	0.4	0.0	0.0	0.0
Other products [3]	122.2	9.7	9.7	0.0	0.0	0.0
Total derivative instruments	50,984.8	627.3	631.2	70.2	2.5	1.5
The notional amount, PRV and NRV (trading and hedging) was CHF 51,055.0 billion, CHF 629.8 billion and CHF 632.7 billion, respectively, as of December 31, 2014.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value hedges
Fair value hedges
in	6M15	6M14
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	(535)	(254)
Foreign exchange products	2	2
Total	(533)	(252)
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	552	253
Foreign exchange products	(2)	(2)
Total	550	251
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	17	(1)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	6M15		6M14
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	54		27
Foreign exchange products	(5)		1
Total	49		28
Gains/(losses) reclassified from AOCI into income (CHF million)
Interest rate products	18	[1,2]	9	[2]
Foreign exchange products	(27)	[2,3]	0
Total	(9)		9
Details of cash flow hedges (CHF million)
Net gains on the ineffective portion [2]	(2)		(1)
1 Included in interest and other dividend income.
2 Included in trading revenues.
3 Included in total other operating expenses.

Net investment hedges	Net investment hedges
in	6M15	6M14
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	808	(220)
Total	808	(220)
Represents gains/(losses) on effective portion.

Credit protection sold/purchased
Credit protection sold/purchased
end of	6M15						2014
	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(219.1)	210.2		(8.9)	29.4	2.8	(266.5)	254.0		(12.5)	32.7	4.5
Non-investment grade	(86.4)	83.5		(2.9)	12.4	1.1	(103.9)	99.9		(4.0)	13.5	0.1
Total single-name instruments	(305.5)	293.7		(11.8)	41.8	3.9	(370.4)	353.9		(16.5)	46.2	4.6
of which sovereign	(58.6)	55.7		(2.9)	6.0	(1.4)	(76.2)	73.0		(3.2)	8.6	(1.1)
of which non-sovereign	(246.9)	238.0		(8.9)	35.8	5.3	(294.2)	280.9		(13.3)	37.6	5.7
Multi-name instruments (CHF billion)
Investment grade [2]	(148.3)	146.3		(2.0)	42.8	1.6	(162.2)	159.9		(2.3)	56.2	2.2
Non-investment grade	(60.1)	52.8	[3]	(7.3)	10.3	1.2	(53.4)	51.1	[3]	(2.3)	12.1	1.0
Total multi-name instruments	(208.4)	199.1		(9.3)	53.1	2.8	(215.6)	211.0		(4.6)	68.3	3.2
of which sovereign	(3.5)	3.5		0.0	0.9	0.0	(7.3)	7.2		(0.1)	1.1	0.0
of which non-sovereign	(204.9)	195.6		(9.3)	52.2	2.8	(208.3)	203.8		(4.5)	67.2	3.2
Total instruments (CHF billion)
Investment grade [2]	(367.4)	356.5		(10.9)	72.2	4.4	(428.7)	413.9		(14.8)	88.9	6.7
Non-investment grade	(146.5)	136.3		(10.2)	22.7	2.3	(157.3)	151.0		(6.3)	25.6	1.1
Total instruments	(513.9)	492.8		(21.1)	94.9	6.7	(586.0)	564.9		(21.1)	114.5	7.8
of which sovereign	(62.1)	59.2		(2.9)	6.9	(1.4)	(83.5)	80.2		(3.3)	9.7	(1.1)
of which non-sovereign	(451.8)	433.6		(18.2)	88.0	8.1	(502.5)	484.7		(17.8)	104.8	8.9
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes the Clock Finance transaction.

Contingent credit risk
Contingent credit risk
end of	6M15				2014
	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	13.5	0.6	0.3	14.4	14.0	0.8	0.3	15.1
Collateral posted	12.8	0.6	–	13.4	12.2	0.9	–	13.1
Additional collateral required in a one-notch downgrade event	0.7	0.5	0.0	1.2	0.7	0.5	0.1	1.3
Additional collateral required in a two-notch downgrade event	1.9	0.7	0.0	2.6	2.2	0.8	0.2	3.2

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	6M15	2014
Credit derivatives (CHF billion)
Credit protection sold	513.9	586.0
Credit protection purchased	492.8	564.9
Other protection purchased	94.9	114.5
Other instruments [1]	13.4	22.1
Total credit derivatives	1,115.0	1,287.5
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M15 (CHF billion)
Single-name instruments	62.8	210.7	32.0	305.5
Multi-name instruments	17.0	125.5	65.9	208.4
Total instruments	79.8	336.2	97.9	513.9
2014 (CHF billion)
Single-name instruments	78.0	253.9	38.5	370.4
Multi-name instruments	31.2	134.3	50.1	215.6
Total instruments	109.2	388.2	88.6	586.0